Consolidated Statement Of Financial Position $ in Thousands	Dec. 31, 2017 KRW (₩)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)
ASSETS
Cash and due from financial institutions	₩ 19,817,825,000,000		$ 18,566,099	₩ 17,884,863,000,000
Financial assets at fair value through profit or loss	32,227,345,000,000		30,191,813	27,858,364,000,000
Derivative Financial Assets	3,310,166,000,000		3,101,090	3,381,935,000,000
Loans	290,122,838,000,000		271,798,203	265,486,134,000,000
Financial Investments	66,608,243,000,000		62,401,157	45,147,797,000,000
Investments in associates and joint ventures	335,070,000,000		313,906	1,770,673,000,000
Property and equipment	4,201,697,000,000		3,936,311	3,627,268,000,000
Investment property	848,481,000,000		794,890	755,011,000,000
Intangible assets	2,943,060,000,000		2,757,171	652,316,000,000
Net defined benefit assets	894,000,000		838	0
Current income tax assets	6,324,000,000		5,925	65,738,000,000
Deferred income tax assets	3,991,000,000		3,739	133,624,000,000
Assets held for sale	155,506,000,000		145,684	52,148,000,000
Other Assets	16,204,169,000,000		15,180,687	8,857,785,000,000
Total assets	436,785,609,000,000	[1]	409,197,513	375,673,656,000,000	[1]
LIABILITIES
Financial Liabilities At Fair Value Through Profit Or Loss	12,023,058,000,000		11,263,662	12,122,836,000,000
Derivative Financial Liabilities	3,142,765,000,000		2,944,263	3,807,128,000,000
Deposits	255,800,048,000,000		239,643,297	239,729,695,000,000
Debts	28,820,928,000,000		27,000,551	26,251,486,000,000
Debentures	44,992,724,000,000		42,150,910	34,992,057,000,000
Provisions	568,033,000,000		532,155	537,717,000,000
Net Defined benefit liabilities	154,702,000,000		144,931	96,299,000,000
Current income tax liabilities	433,870,000,000		406,466	441,812,000,000
Deferred income tax liabilities	533,069,000,000		499,399	103,482,000,000
Insurance contract liabilities	31,801,275,000,000		29,792,654	7,290,844,000,000
Other Liabilities	24,470,308,000,000		22,924,723	19,038,897,000,000
Total liabilities	402,740,780,000,000	[1]	377,303,011	344,412,253,000,000	[1]
TOTAL EQUITY
Capital stock	2,090,558,000,000		1,958,515	2,090,558,000,000
Capital surplus	17,122,228,000,000		16,040,760	16,994,902,000,000
Accumulated Other Comprehensive Income	537,668,000,000		503,708	405,329,000,000
Retained Earnings	15,044,204,000,000		14,093,988	12,229,228,000,000
Treasury Shares	(755,973,000,000)		(708,225)	(721,973,000,000)
Equity attributable to shareholders of the company	34,038,685,000,000		31,888,746	30,998,044,000,000
Non-controlling interests	6,144,000,000		5,756	263,359,000,000
Total Equity	34,044,829,000,000		31,894,502	31,261,403,000,000
Total liabilities and equity	₩ 436,785,609,000,000		$ 409,197,513	₩ 375,673,656,000,000

[1]	Assets and liabilities of the reporting segments are amounts before intra-segment transaction adjustment.